Fair Value Measurements and Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Equity securities		$ 74
Total	$ 642	950
Other liabilities:
Total	1,413	459
Fixed income securities
Assets:
Debt securities, available-for-sale	405	366
Interest rate swaps
Assets:
Derivative asset	3	54
Other liabilities:
Derivative liabilities	813	413
Cross currency swaps
Assets:
Derivative asset	220	450
Other liabilities:
Derivative liabilities	536	46
Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	60
Interest rate caps
Assets:
Derivative asset	14	6
Other liabilities:
Derivative liabilities	4
Level 1
Assets:
Equity securities		74
Total	0	74
Other liabilities:
Total	0	0
Level 1 | Fixed income securities
Assets:
Debt securities, available-for-sale	0	0
Level 1 | Interest rate swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Cross currency swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	0
Level 1 | Interest rate caps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0
Level 2
Assets:
Equity securities		0
Total	642	876
Other liabilities:
Total	1,413	459
Level 2 | Fixed income securities
Assets:
Debt securities, available-for-sale	405	366
Level 2 | Interest rate swaps
Assets:
Derivative asset	3	54
Other liabilities:
Derivative liabilities	813	413
Level 2 | Cross currency swaps
Assets:
Derivative asset	220	450
Other liabilities:
Derivative liabilities	536	46
Level 2 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	60
Level 2 | Interest rate caps
Assets:
Derivative asset	14	6
Other liabilities:
Derivative liabilities	4
Level 3
Assets:
Equity securities		0
Total	0	0
Other liabilities:
Total	0	0
Level 3 | Fixed income securities
Assets:
Debt securities, available-for-sale	0	0
Level 3 | Interest rate swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 3 | Cross currency swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 3 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	0
Level 3 | Interest rate caps
Assets:
Derivative asset	0	$ 0
Other liabilities:
Derivative liabilities	$ 0